JORDAN THOMSEN
                                            Assistant Vice President and Counsel
                                                                  (212) 314-5431
                                                             Fax: (212) 314-3953

                                                                  LAW DEPARTMENT

                                                                  March 28, 2011



Via EDGAR
---------

Sonny Oh, Esquire
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

       Re:  AXA Equitable Life Insurance Company
            Separate Account FP
            Incentive Life Optimizer II Contract
            Post-Effective Amendment No. 28 filed on Form N-6 (the "Amendment") File Nos. 811-04335 and 333-103199


Dear Sonny:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable" or the "Company"), we respond below to the comments of the SEC staff on the above-referenced Amendment. We set forth each specific staff comment and then provide our response. The page reference numbers refer to the courtesy copy that we provided to the staff with the Amendment.


GENERAL
-------

COMMENT 1. The transmittal letter for the filing states that "the new version of Incentive Life Optimizer II is essentially identical to the current version," except principally the changes which relate to the Cash Value Plus Rider. On the other hand, the prospectus provides several cross-references to Appendix IV "for more information on the prior version of [the Cash Value Plus] rider," for example on pages 6 and 12.

Therefore, please confirm with the staff that the Amendment amends the disclosure related to the current policy and does not relate to an "enhanced" version of the policy. If true, please also provide a more specific means of distinguishing the new and "prior version" of the rider for the benefit of the reader, for example, by date of purchase, i.e., "for policies bought before [specific date], please refer to Appendix IV" or "current version is only available for policies bought on or after [specific date]."

Please also clarify the series/class identifiers associated with the amendment filing, for example, there are two entries with the latter providing no name for the "Class (Contract) Name."

RESPONSE TO COMMENT 1:
----------------------
The IL Optimizer II policy has not changed. The Amendment amends disclosure related to the Cash Value Plus Rider. A customer can still purchase the same IL Optimizer II policy. However, beginning May 2, 2011, a customer can elect the new version of the Cash Value Plus Rider. The prospectus will specifically identify May 2, 2011 as the date the new version of the rider will be made available.

The filing was made with the Class/Contract Identifier of C000089893, which is the Incentive Life Optimizer II. This Class/Contract Identifier is correct because the filing reflects updates to the existing Incentive Life Optimizer II contract, including changes to a rider effective May 1, 2011. Due to an error in the electronic filing, the filing was also assigned a new Class/Contract Identifier of C000099096. That Class/Contract Identifier should not have been applied to this filing and will not be used in the future. EDGAR Filer Support has informed us that this additional unnecessary Class/Contract Identifier cannot simply be removed from the filing. Instead, the full filing was withdrawn and has been re-filed in connection to this response.


COMMENT 2. Please disclose to the staff whether there are any types of guarantees (e.g., as to any of the Company's guarantees under the policy or will the Company will be primarily responsible for paying out on any guarantees associated with the policy) or support agreements (e.g., pertaining to capitalization of the Company) with third parties.

RESPONSE TO COMMENT 2:
----------------------
The Company does not have any agreement with any third party providing a guarantee of the particular benefits or guarantees under the contracts. The Company, however, does have standard mortality reinsurance arrangements with reinsurance companies with respect to the Company's business generally. The Company remains primarily responsible for paying out any benefits or guarantees associated with the contracts, regardless of such reinsurance. The Company does not have any agreement with any third party providing any commitment or guarantee of capital support for the Company.


COMMENT 3. If the Company seeks to rely on the Rule 12h-7 under the Securities Exchange Act of 1934, please provide an appropriate representation. See Release No. 33-8996 (January 8, 2009).

RESPONSE TO COMMENT 3:
----------------------
Rule 12h-7, which is effective May 1, 2009, provides an exemption for issuers of certain securities from the duty under Section 15(d) of the 1934 Act to file 1934 Act reports with respect to certain registered securities provided certain conditions are met, including the requirement in Rule 12h-7(f) that the prospectus for the securities that contain a statement indicating that the issuer is relying on the exemption provided by the rule. No representation is required in the prospectus included in the Amendment because neither the Company nor the separate account is relying on Rule 12h-7. The separate account meets its 1934 Act reporting requirements through the filing of reports on Form N-SAR. With respect to the Company, we note both: (1) that we do not believe that the filing of a registration statement on Form N-4 triggers 1934 Act reporting for the Company (see, e.g., Rel. No. 33-8933, at n.80 (June 25, 2008) (proposing Rule 12h-7); and (2) that in any event the Company currently files 1934 Act reports for other reasons.


PROSPECTUS
----------

COMMENT 4. FRONT COVER PAGE. The second sentence of the first paragraph on the front cover page states that the prospectus "provides a description of all material features, benefits, rights and obligations under the policy." However, the paragraph goes onto state that the policy (including the policy form, application, and any applicable endorsements/riders) "governs with respect to all features, benefits, rights and obligations," and that certain provisions may be changed in a policy so that the prospectus disclosure is qualified in its entirety by the actual policy. In addition, the paragraph notes that not all optional features and benefits may be available to you at the time of purchase.

The staff objects to this language. First, by saying the policy "governs with respect to all features, benefits, rights and obligations," the prospectus creates uncertainty as to the investor's rights under federal securities laws where the prospectus and policy conflict with each other. This uncertainty is heightened by the ensuing disclosure noted above. To avoid any uncertainty, please revise this language as follows:

     This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

RESPONSE TO COMMENT 4:
----------------------
The first paragraph on the cover page has been revised to include the recommended language.


COMMENT 5. INDEX OF KEY WORDS AND PHRASES (PAGE 4). By using the index of key words as currently structured, an investor must potentially refer to three different pages to understand a phrase, i.e., one where the investor first encounters the word, then the index to find out where it's defined and then the page where it's actually defined. This process is unnecessarily time consuming. Please revise the prospectus to either define a capitalized word or phrase the first time it is used or revise the index to contain the definitions.


RESPONSE TO COMMENT 5:
----------------------
We have replaced the "Index of key terms" section with a "Definition of key terms" section.

6.   RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY (PAGE 5)

     COMMENT 6A. Please disclose if applicable the range of premium taxes pursuant to Item 3 of Form N-6.

     RESPONSE TO COMMENT 6A:
     -----------------------
     This is a flat premium charge. There is no state specific premium tax.


     COMMENT 6B. To minimize the amount of narrative in the fee table, please provide the cross-reference following "Cash Value Plus Rider" in the table on page 6 in the form of a footnote to the table.

     RESPONSE TO COMMENT 6B:
     -----------------------
     The cross-reference has been moved to the footnote table as footnote (18).


     COMMENT 6C. Please clarify whether the paid up death benefit guarantee described on pages 10 and 49 is considered a rider to the policy. If not, please explain why, and if so, please add it to the footnote to the table on page 6 to make the disclosure complete with respect to riders that have no additional charge and make it clear on pages 10 and 49 that there is no additional fee for it.

     RESPONSE TO COMMENT 6C:
     -----------------------
     The paid up death benefit guarantee is not a rider to the policy. This guarantee is an endorsement to the policy and there is no additional fee associated with it.


     COMMENT 6D. Near the bottom of the table on page 6 and in the prospectus where appropriate, please be clear about which rider is the "Living Benefits Rider."

     RESPONSE TO COMMENT 6D:
     -----------------------
     The Living Benefits Rider is a single rider. We have made edits on pages 6 and 61 to address any confusion.


     COMMENT 6E. As noted in comment 1 above, for the Cash Value Plus Rider, please note the effective date of the charge in the table and also provide more specific dates in Appendix IV as to the applicable dates for the current version.


     RESPONSE TO COMMENT 6E:
     -----------------------
     The effective date of May 2, 2011 has been included in the table and the date range of June 28, 2010 to May 1,2011 has been included in Appendix IV.

COMMENT 7. TAX INFORMATION (PAGE 44). Please confirm that the "Tax information"
section is current.

RESPONSE TO COMMENT 7:
----------------------
We confirm that the "Tax information" section is current.


COMMENT 8.  CASH VALUE PLUS RIDER (PAGE 51)

     COMMENT 8A. As noted in your transmittal letter, please disclose that the rider has a "cumulative premium-based cap" and explain what that means. In addition, please clarify how the "cap" interacts with the premium and surrender charges as discussed on page 56.

     RESPONSE TO COMMENT 8A:
     -----------------------
     Under "Cash Value Plus Rider", we have disclosed that the rider has a "cumulative premium-based cap" and we have clarified how the "cap" interacts with the premium and surrender charges.


     COMMENT 8B. The last sentence of the Cash Value Plus Rider disclosure and the last sentence of first paragraph under "Long Term Care Services Rider" on page 52 state that the election of either is mutually exclusive of the other. Please note this in the summary for both riders.

     RESPONSE TO COMMENT 8B:
     -----------------------
     This election restriction has been noted in the footnotes to these riders in the summary.


COMMENT 9. Please clarify first sentence under "Optional rider charges" on page
58. For consistency of terms, please insert "policy" for "contract" in the first sentence under "Cash Value Plus Rider" on page 58 and anywhere applicable in the registration statement.

RESPONSE TO COMMENT 9:
----------------------
The first sentence under "Optional rider charges" has been clarified and the word "policy" has been inserted in place of "contract" where appropriate.


COMMENT 10. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE (PAGE 68). Please add, if applicable, any other reports filed pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934 filed since the end of the fiscal year covered by the Annual Report on Form 10-K already incorporated by reference.

RESPONSE TO COMMENT 10:
----------------------
There are no other reports applicable.

COMMENT 11. Please confirm that the illustrations in Appendix I comply with all disclosure requirements of Item 25.

RESPONSE TO COMMENT 11:
-----------------------
We confirm that the illustrations comply with Item 25.


STATEMENT OF ADDITIONAL INFORMATION ("SAI")
-------------------------------------------

COMMENT 12. Please update the disclosure under "Custodian and independent registered public accounting firm" on page 2 of SAI.

RESPONSE TO COMMENT 12:
-----------------------
We will update this information pursuant to a 485(b) filing prior to May 1, 2011.


PART C
------

13.  EXHIBITS

     COMMENT 13A. Please make sure that all exhibits incorporated by reference also include a file number for the relevant registration statement, e.g., Item 26(g).

     RESPONSE TO COMMENT 13A:
     ------------------------
     We confirm that the exhibit list includes the respective file numbers.


     COMMENT 13B. Please confirm inclusion of applicable exhibits with respect to the new version of the Cash Value Plus Rider.

     RESPONSE TO COMMENT 13B:
     ------------------------
     We confirm that the applicable exhibits with respect to the new version of the Cash Value Plus Rider have been included with this filing.


     COMMENT 13C. Item 26(n)(ii) states that powers of attorney ("POAs") were "filed herewith." However, the staff notes that POAs for Richard Dziadzio and Alvin Fenichel were not provided.

     RESPONSE TO COMMENT 13C:
     ------------------------
     The powers of attorney now include those for Richard Dziadzio and Alvin Fenichel.

COMMENT 14. Please provide "Tandy" representations and a response letter for this filing in the form of an EDGAR correspondence. However, with respect to comments 1-4, and 6, please provide responses via EDGAR correspondence prior to the effective date of the filing.

RESPONSE TO COMMENT 14:
-----------------------
The registrant will file with the Commission a letter including Tandy representation requested by the staff.


                                  * * * * *

         We are filing a separate request for acceleration in connection with filing of Amendment No. 28. The representations requested in comment 14 are contained in the request for acceleration.

         Please contact me at (212) 314-5431 if you have any questions on the responses to the staff's comments. We appreciate your assistance with the filing.

                                            Very truly yours,


                                            /s/ Jordan Thomsen
                                            -------------------
                                            Jordan Thomsen